Financial Income (Expenses) - Summary of Foreign Exchange Hedging Transactions and the Related Balancing Items in the Income Statement (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Finance Income Cost [line items]
Gains on monetary and exchange rate variations	R$ 1,886,940	R$ 854,025	R$ 477,297
Losses on monetary and exchange rate variations	(2,308,134)	(937,925)	(1,073,549)
Gains on swap and forward transactions	2,532,487	961,185	1,323,470
Revenue from swap exchange coupons	207,783	182,897	170,555
Gains from exchange variations on swap instruments	2,324,704	778,288	1,152,915
Losses on swap and forward transactions	(1,579,695)	(964,116)	(794,504)
Losses on exchange rate variation on swap instruments	(691,941)	(690,409)	(402,708)
Financial costs of swap instruments	(869,890)	(273,707)	(391,796)
Loss on interest rate swap	(17,864)
Variation on borrowings, financing and debentures [member]
Finance Income Cost [line items]
Gains on monetary and exchange rate variations	714,681	677,462	402,345
Losses on monetary and exchange rate variations	(1,301,812)	(768,939)	(996,034)
Variation on imports [member]
Finance Income Cost [line items]
Gains on monetary and exchange rate variations	35,218	11,221	6,385
Losses on monetary and exchange rate variations	(58,623)	(33,718)	(40,140)
Variation on export receivables [member]
Finance Income Cost [line items]
Gains on monetary and exchange rate variations	69,365	26,144	42,901
Losses on monetary and exchange rate variations	(55,829)	(23,393)	(18,323)
Variation on trade payable from foreign subsidiaries [member]
Finance Income Cost [line items]
Gains on monetary and exchange rate variations	450,468	132,397	25,666
Losses on monetary and exchange rate variations	(365,214)	(86,764)	(13,075)
Variation on financing [member]
Finance Income Cost [line items]
Losses on monetary and exchange rate variations	(525,173)	(297)	(5,977)
Variations of bank accounts in foreign currency [member]
Finance Income Cost [line items]
Gains on monetary and exchange rate variations	617,208	6,801
Losses on monetary and exchange rate variations	R$ (1,483)	R$ (24,814)